Consolidated Balance Sheet - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash	$ 234,367	$ 745,991	$ 79
Accounts receivable	59,161	4,284
Prepaid expenses	1,750	2,931	17,201
Inventory	7,357,103	10,594,936	11,323,226
Total current assets	7,652,381	11,348,142	11,340,506
Non-current assets
Fixed assets, net	4,243,317	853,940	49,028
Escrow Deposit - Real Estate		5,000
Security deposit		14,500	14,500
Operating lease right-of-use	243,987	261,564	328,976
Other non-current assets	19,500	19,500
Total non-current assets	4,506,804	1,135,004	392,504
Total Assets	12,159,185	12,483,146	11,733,010
Current liabilities:
Accounts payable	128,720	98,200	44,859
Current portion of lease liability	89,261	89,003
Convertible note payable – related party	1,100,000	1,100,000
Notes payable	2,600,000	2,600,000	2,600,000
Total current liabilities	4,988,347	4,615,976
Operating lease liabilities	164,720	182,649	251,214
Total non-current liabilities	164,720	182,649	251,214
Total liabilities	5,153,067	4,798,625
Stockholders’ equity:
Preferred stock - 25,000,000 shares authorized $0.01 par value none issued and outstanding at September 30, 2024 and June 30, 2024, respectively
Common stock – 1,000,000,000 shares authorized $0.01 par value issued and outstanding common shares at September 30, 2024 and June 30, 2024 were 383,996,054 and 383,958,598, respectively	3,839,961	3,839,586	2,522,271
Common stock subscribed – $0.01 par value subscribed common shares at September 30, 2024 and June 30, 2024 were 943,000 and 943,000, respectively	9,430	9,430	9,430
Additional paid-in capital	17,400,169	17,384,873
Accumulated deficit	(13,300,442)	(12,606,368)
Subscription receivable	(943,000)	(943,000)	(943,000)
Total stockholders’ equity	7,006,118	7,684,521	5,883,754
Total Liabilities and Stockholders Equity	12,159,185	12,483,146	11,733,010
Previously Reported [Member]
Current liabilities:
Convertible note payable – related party		36,565
Total current liabilities		3,552,541	5,598,042
Total liabilities		3,735,190	5,849,256
Stockholders’ equity:
Additional paid-in capital		18,484,873	9,844,510
Accumulated deficit		(12,642,933)	(5,549,457)
Total stockholders’ equity		8,747,956	5,883,754
Total Liabilities and Stockholders Equity		12,483,146
Nonrelated Party [Member]
Current liabilities:
Other current liabilities/Due to related parties	124,815	75,356	118,860
Related Party [Member]
Current liabilities:
Other current liabilities/Due to related parties	$ 945,551	653,417	$ 2,834,323
Convertible note payable – related party		$ 36,565